COMMON SHARES AND TREASURY SHARES (Details)		12 Months Ended
		Dec. 31, 2022 USD ($) item $ / shares shares		Dec. 31, 2021 USD ($) item $ / shares shares		Dec. 31, 2020 USD ($) $ / shares shares
COMMON SHARES AND TREASURY SHARES
Number of shares issued | shares		82,311,301		81,233,271		74,855,931
Issue of equity		$ 8,015,000	[1]	$ 57,863,000	[1]	$ 788,000
Proceeds from issuing shares	[2]	$ 8,015,000		2,863,000		788,000
Amount of non cash share issue				$ 55,000,000.0
Number of vessels acquired | item		8		8
Exercise of restricted share units		$ 8,000,000.0		$ 2,900,000		800,000
Nominal share capital
COMMON SHARES AND TREASURY SHARES
Issue of equity		$ 11,000	[1]	$ 64,000	[1]	$ 1,000
A-shares
COMMON SHARES AND TREASURY SHARES
Nominal value per share (USD) | $ / shares		$ 0.01		$ 0.01		$ 0.01
Number of shares issued | shares		82,311,299		81,233,269		74,855,929
Capital increase (in shares) | shares		1,078,030		6,377,340		107,681
Proceeds from issuing shares				$ 57,900,000
A-shares | Nominal share capital
COMMON SHARES AND TREASURY SHARES
Issue of equity		$ 10,780.30		$ 63,773.40		$ 1,076.81
B-shares
COMMON SHARES AND TREASURY SHARES
Nominal value per share (USD) | $ / shares		$ 0.01		$ 0.01		$ 0.01
Number of shares issued | shares		1		1		1
C-shares
COMMON SHARES AND TREASURY SHARES
Nominal value per share (USD) | $ / shares		$ 0.01		$ 0.01		$ 0.01
Number of shares issued | shares		1		1		1

[1]	Please refer to note 17 for further information on capital increases during the year.
[2]	In 2021 share capital was increased by USD 57.9m including a USD 55.0m non-cash share issue in relation to acquisition of eight vessels. Please refer to Note 17 for further reference.